Basis of presentation (Tables)	6 Months Ended
Jun. 30, 2017
Basis of Presentation [Abstract]
Entities included in consolidation

		Country of	Statements of operations
Company name	Vessel name	incorporation	2017	2016
Libra Shipping Enterprises Corporation	Navios Libra II	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Alegria Shipping Corporation	Navios Alegria	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Felicity Shipping Corporation	Navios Felicity	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Gemini Shipping Corporation	Navios Gemini S	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Galaxy Shipping Corporation	Navios Galaxy I	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Aurora Shipping Enterprises Ltd.	Navios Hope	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Palermo Shipping S.A. (***)	Navios Apollon	Marshall Is.	1/01 - 04/21	1/01 - 06/30
Fantastiks Shipping Corporation	Navios Fantastiks	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Sagittarius Shipping Corporation	Navios Sagittarius	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Hyperion Enterprises Inc.	Navios Hyperion	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Chilali Corp.	Navios Aurora II	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Surf Maritime Co.	Navios Pollux	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Pandora Marine Inc.	Navios Melodia	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Customized Development S.A.	Navios Fulvia	Liberia	1/01 - 06/30	1/01 - 06/30
Kohylia Shipmanagement S.A.	Navios Luz	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Orbiter Shipping Corp.	Navios Orbiter	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Floral Marine Ltd.	Navios Buena Ventura	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Golem Navigation Limited	Navios Soleil	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Kymata Shipping Co.	Navios Helios	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Joy Shipping Corporation	Navios Joy	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Micaela Shipping Corporation	Navios Harmony	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Pearl Shipping Corporation	Navios Sun	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Velvet Shipping Corporation	Navios La Paix	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Perigiali Navigation Limited	Navios Beaufiks	Marshall Is.	1/01 - 06/30	—
Finian Navigation Co.	Navios Ace	Marshall Is.	06/09 - 06/30	—
Ammos Shipping Corp.	Navios Prosperity I	Marshall Is.	06/07 - 06/30	—
Rubina Shipping Corporation	Hyundai Hongkong	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Topaz Shipping Corporation	Hyundai Singapore	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Beryl Shipping Corporation	Hyundai Tokyo	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Cheryl Shipping Corporation	Hyundai Shanghai	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Christal Shipping Corporation	Hyundai Busan	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Fairy Shipping Corporation	YM Utmost	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Limestone Shipping Corporation	YM Unity	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Dune Shipping Corp. (**)	MSC Cristina	Marshall Is.	1/01 - 01/12	1/01 - 06/30
Citrine Shipping Corporation	—	Marshall Is.	—	—
Olympia II Navigation Limited	MOL Dominance	Marshall Is.	05/25 - 06/30	—
Pingel Navigation Limited	MOL Delight	Marshall Is.	05/25 - 06/30	—
Ebba Navigation Limited	MOL Destiny	Marshall Is.	05/25 - 06/30	—
Clan Navigation Limited	MOL Devotion	Marshall Is.	05/25 - 06/30	—
Sui An Navigation Limited	MOL Dedication	Marshall Is.	05/25 - 06/30	—
Other
JTC Shipping and Trading Ltd (*)	Holding Company	Malta	1/01 - 06/30	1/01 - 06/30
Navios Maritime Partners L.P.	N/A	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Navios Maritime Operating L.L.C.	N/A	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Navios Partners Finance (US) Inc.	Co-Borrower	Delaware	1/01 - 06/30	1/01 - 06/30
Navios Partners Europe Finance Inc.	Sub-Holding Company	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Navios Partners Containers Finance Inc.		Marshall Is.	05/25 - 06/30	—
Navios Partners Containers Inc.		Marshall Is.	05/25 - 06/30	—
(*)      Not a vessel-owning subsidiary and only holds right to charter-in contracts.
(**)      The vessel was classified as held for sale and was sold on January 12, 2017 (see note 4).
(***)      The vessel was sold on April 21, 2017 (see note 4).